Income/(Loss) per share	12 Months Ended
Dec. 31, 2024
Income/(Loss) per share
Income/(Loss) per share

14. Income/(Loss) per share

Basic income/(loss) per share and diluted income/(loss) per share have been calculated in accordance with ASC 260 Earnings per share for the years ended December 31, 2022, 2023 and 2024 as below:

	Year Ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Numerator:
Net (loss)/income	(730,753)	88,744	(13,534)
Net (loss)/income attributable to ordinary shareholders - basic and diluted	(730,753)	88,744	(13,534)
Denominator:
Weighted average number of ordinary shares outstanding
— basic/diluted	518,307,406	519,802,240	511,369,585
Net (loss)/income per share - basic and diluted	(1.41)	0.17	(0.03)

For the years ended December 31, 2022 and 2024, the effects of all outstanding RSUs and share options have been excluded from the computation of diluted (loss)/income per share as their effects would be antidilutive.

The potentially dilutive securities that have not been included in the calculation of diluted net (loss)/income per share as their inclusion would be anti-dilutive are as follows:

	Year Ended December 31,
	2022	2023	2024
Shares issuable upon vesting of RSUs	490,148	2,188,603	339,617
Shares issuable upon vesting of share options	—	4,615,980	18,293,420
Total	490,148	6,804,583	18,633,037